Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	50
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$24,857,608.95	0.7238675	$17,601,697.94	0.5125713	$7,255,911.01
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$50,107,608.95	0.0501076	$42,851,697.94	0.0428517	$7,255,911.01

Weighted Avg. Coupon (WAC)	4.97%		5.01%
Weighted Avg. Remaining Maturity (WARM)	16.08		15.36
Pool Receivables Balance	$72,536,836.15		$65,008,632.88
Remaining Number of Receivables	17,070		16,435

Adjusted Pool Balance	$70,309,968.35		$63,054,057.34

III. COLLECTIONS

Principal:
Principal Collections	$7,434,260.20
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$129,944.10
Total Principal Collections	$7,564,204.30

Interest:
Interest Collections	$306,361.55
Late Fees & Other Charges	$24,261.97
Interest on Repurchase Principal	$-
Total Interest Collections	$330,623.52

Collection Account Interest	$428.35
Reserve Account Interest	$319.33
Servicer Advances	$-

Total Collections	$7,895,575.50

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	50
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$7,895,575.50
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$12,946,165.35

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$60,447.36		$60,447.36	$60,447.36
Collection Account Interest					$428.35
Late Fees & Other Charges					$24,261.97
Total due to Servicer					$85,137.68

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$59,243.97		$59,243.97	$59,243.97

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$7,677,337.60

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$7,255,911.01

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$-	$-
Class C Notes Total:	$7,255,911.01	$7,255,911.01
Class D Notes Total:	$-	$-
Total Noteholders Principal	$7,255,911.01	$7,255,911.01

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			421,426.59

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,226,867.80
Beginning Period Amount	$2,226,867.80
Current Period Amortization	$272,292.26
Ending Period Required Amount	$1,954,575.54
Ending Period Amount	$1,954,575.54
Next Distribution Date Amount	$1,703,625.55

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	28.73%	32.04%	32.04%

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	50
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.71%	16,059	96.22%	$62,552,879.85
30 - 60 Days	1.79%	295	3.01%	$1,954,455.56
61 - 90 Days	0.43%	70	0.64%	$415,567.79
91 + Days	0.07%	11	0.13%	$85,729.68
		16,435		$65,008,632.88
Total
Delinquent Receivables 61 + days past due	0.49%	81	0.77%	$501,297.47
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.38%	65	0.65%	$470,490.80
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.45%	79	0.70%	$559,169.16
Three-Month Average Delinquency Ratio	0.44%		0.71%

Repossession in Current Period		7		$42,851.25
Repossession Inventory		20		$21,846.83

Charge-Offs
Gross Principal of Charge-Off for Current Period				$93,943.07
Recoveries				$(129,944.10)
Net Charge-offs for Current Period				$(36,001.03)

Beginning Pool Balance for Current Period				$72,536,836.15

Net Loss Ratio				-0.60%
Net Loss Ratio for 1st Preceding Collection Period				-0.72%
Net Loss Ratio for 2nd Preceding Collection Period				-0.42%
Three-Month Average Net Loss Ratio for Current Period				-0.58%

Cumulative Net Losses for All Periods				$7,185,657.57
Cumulative Net Losses as a % of Initial Pool Balance				0.68%

Principal Balance of Extensions				$451,338.17
Number of Extensions				63